Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Western Asset Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTERN ASSET MACRO OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 26 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 64 under the heading “Sales Charge Waivers and Reductions.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund seeks to achieve its investment objective by implementing an opportunistic investing strategy. The fund attempts to identify and capitalize on attractive relative-value opportunities principally in fixed income markets around the globe by investing in a variety of securities and other instruments. Although the fund does not expect to invest in individual equities it may also invest in equity-related strategies, such as equity index futures and swaps, to the extent a sub-adviser believes those strategies are consistent with the fund’s overall objective and strategy. The fund’s trading strategy is expected to include positions based on longer-term outlooks, such as the sub-advisers’ views on long-term macroeconomic themes, and shorter-term circumstances. The fund has fewer restrictions than other fixed income funds and expects to trade actively.

The fund may enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and foreign currency futures, forwards and options.

In particular, the fund may use certain derivatives, including bond and interest rate futures, options on bonds, options on bond and interest rate futures, interest rate options, interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), other options (including options on credit default swaps and options on currency forwards, futures and swaps), other futures, swaps, forwards, options on swaps, options on forwards, and mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

Non-dollar securities may be held on a currency-hedged or -unhedged basis. The fund may engage (although it may choose not to) in currency exchange transactions to protect against uncertainty in the level of future exchange rates or to enhance returns. The fund may also engage in short sales or may otherwise hold short positions.

The derivatives used by the fund may represent a form of investment leverage in that the potential exposure of the fund may exceed its net assets. See “Leveraging Risk” below for further discussion of related risks.

Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration (including futures positions), as estimated by the fund’s subadvisers, within the range of -5 to 10 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). The fund may invest in debt and fixed income securities of any credit quality, including securities that are in default.

In addition, under normal circumstances, at the time of purchase:
  No more than 75% of the fund’s net assets may be invested in non-dollar denominated securities.
  No more than 50% of the fund’s net assets may be invested in un-hedged non-U.S. dollar denominated securities, currency futures, forwards, or options measured at notional value, excluding instruments used for hedging purposes.
  No more than 50% of the fund’s net assets may be invested in debt and other fixed income securities rated below the Baa or BBB categories at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated below investment grade (i.e., securities rated below the Baa/BBB categories) are commonly known as “junk bonds” or “high yield securities.”
  No more than 50% of the fund’s net assets may be invested in securities of issuers in emerging markets.
The fund considers a country to be an emerging market country if, at the time of investment, it is represented in the J.P. Morgan Emerging Market Bond Index Global or the J.P. Morgan Corporate Emerging Market Bond Index Broad or categorized by the World Bank in its annual categorization as middle- or low-income.

The fund is permitted to invest in securities issued or guaranteed by the government of the United States or any of the G-7 countries, including their agencies, instrumentalities and political sub-divisions, without limit; however, (i) no more than 10% of the fund’s net assets may be invested in securities issued or guaranteed by a single government that is a non-G-7 country, including its agencies, instrumentalities and sub-divisions; and (ii) other than as described above, no more than 5% of the fund’s net assets may be invested in the obligations of any single issuer, excluding investments in commingled investment vehicles.

		The fund is “non-diversified” within the meaning of the Investment Company Act of 1940, as amended. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities. The fund’s likely focus on a limited number of investment strategies at any given time subjects it to similar risks.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.

The fund’s investment strategies and portfolio investments differ from those of many other mutual funds. The subadvisers may devote a significant portion of the fund’s assets to pursuing an investment opportunity or strategy, including through the use of derivatives that create a form of investment leverage in the fund. This approach to investing may make the fund a more volatile investment than other mutual funds and cause the fund to perform less favorably than other mutual funds under similar market or economic conditions. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Commodity risk. Investments in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity. The fund’s ability to gain exposure to commodities using derivatives, or other means, may be limited by tax considerations.

Commodity regulatory risk. The fund is deemed a “commodity pool” and the fund’s manager is considered a “commodity pool operator” with respect to the fund under the Commodity Exchange Act. The fund’s manager is therefore subject to dual regulation by the Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”). Due to recent regulatory changes, additional regulatory requirements may be imposed and additional expenses may be incurred by the fund. The regulatory requirements governing the use of certain swaps or certain other investments could change at any time.

Risks relating to inflation-indexed securities. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. The fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond.

Mortgage-backed and asset-backed securities risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks.

Portfolio management risk. The value of your investment may decrease if the subadvisers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadvisers. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadvisers and could have an adverse effect on the value or performance of the fund.

Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadvisers and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

		These and other risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (03/31/2014): 5.56 Worst Quarter (09/30/2015): (1.75)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for classes other than Class A will vary from returns shown for Class A. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for classes other than Class A will vary from returns shown for Class A. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Western Asset Macro Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2],[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[4]
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 581
3 years	rr_ExpenseExampleYear03	909
5 years	rr_ExpenseExampleYear05	1,259
10 years	rr_ExpenseExampleYear10	2,245
1 year	rr_ExpenseExampleNoRedemptionYear01	581
3 years	rr_ExpenseExampleNoRedemptionYear03	909
5 years	rr_ExpenseExampleNoRedemptionYear05	1,259
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,245
2014	rr_AnnualReturn2014	8.00%
2015	rr_AnnualReturn2015	1.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.75%)
1 year	rr_AverageAnnualReturnYear01	(3.21%)
Since inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Western Asset Macro Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[4]
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
1 year	rr_ExpenseExampleYear01	$ 336
3 years	rr_ExpenseExampleYear03	727
5 years	rr_ExpenseExampleYear05	1,245
10 years	rr_ExpenseExampleYear10	2,666
1 year	rr_ExpenseExampleNoRedemptionYear01	236
3 years	rr_ExpenseExampleNoRedemptionYear03	727
5 years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,666
1 year	rr_AverageAnnualReturnYear01	(0.53%)
Since inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Western Asset Macro Opportunities Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Small account fee ($)	rr_MaximumAccountFee	none	[4]
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
1 year	rr_ExpenseExampleYear01	$ 167
3 years	rr_ExpenseExampleYear03	517
5 years	rr_ExpenseExampleYear05	891
10 years	rr_ExpenseExampleYear10	1,943
1 year	rr_ExpenseExampleNoRedemptionYear01	167
3 years	rr_ExpenseExampleNoRedemptionYear03	517
5 years	rr_ExpenseExampleNoRedemptionYear05	891
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,943
1 year	rr_AverageAnnualReturnYear01	1.15%
Since inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Western Asset Macro Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Small account fee ($)	rr_MaximumAccountFee	none	[4]
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	$ 133
3 years	rr_ExpenseExampleYear03	414
5 years	rr_ExpenseExampleYear05	717
10 years	rr_ExpenseExampleYear10	1,578
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	414
5 years	rr_ExpenseExampleNoRedemptionYear05	717
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,578
1 year	rr_AverageAnnualReturnYear01	1.40%
Since inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Western Asset Macro Opportunities Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Small account fee ($)	rr_MaximumAccountFee	none	[4]
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	$ 124
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	670
10 years	rr_ExpenseExampleYear10	1,477
1 year	rr_ExpenseExampleNoRedemptionYear01	124
3 years	rr_ExpenseExampleNoRedemptionYear03	387
5 years	rr_ExpenseExampleNoRedemptionYear05	670
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,477
1 year	rr_AverageAnnualReturnYear01	1.57%
Since inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Western Asset Macro Opportunities Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.39%)
Since inception	rr_AverageAnnualReturnSinceInception	2.17%
Western Asset Macro Opportunities Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.30%)
Since inception	rr_AverageAnnualReturnSinceInception	2.54%
Western Asset Macro Opportunities Fund | BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.24%
Since inception	rr_AverageAnnualReturnSinceInception	0.24%

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[4]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.
[5]	“Other expenses” have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the fiscal year ended October 31, 2015, amounts recaptured totaled 0.05%, 0.03%, 0.02%, 0.04% and 0.03% for Class A, C, FI, I and IS shares, respectively, and these amounts are excluded from “Other expenses.”